Offerings	Nov. 20, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $0.0001
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of preferred Stock, par value $0.0001
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription rights
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	There are being registered hereunder such indeterminate (a) number of shares of common stock, $0.0001 par value per share (“common stock”), (b) number of shares of preferred stock, $0.0001 par value per share (“preferred stock”), (c) principal amount of debt securities, (d) number of warrants to purchase common stock, preferred stock or debt securities; (e) number of rights to purchase common stock, preferred stock, debt securities, warrants, or units, and (f) number of units consisting of common stock, preferred stock, debt securities, warrants, rights, or any combination thereof, as shall have an aggregate initial offering price not to exceed $250,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate number of common stock, preferred stock, and debt securities as may be issued upon conversion, exercise or exchange of convertible, exercisable or exchangeable securities being registered hereunder or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.

Estimated solely for the purpose of calculating the registration fee.